Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

8.	Financial Instruments and Fair Value Disclosures

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade receivables, amounts due from related parties, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of senior unsecured notes due 2021 and convertible note, trade accounts payable, amounts due to related parties and accrued liabilities.

(a) Interest rate risk: Following the sale of vessels, the Company is not exposed to movements in LIBOR. The Company entered into interest rate swap agreements in order to hedge its variable interest rate exposure, which were cancelled upon sale of vessels and settlement of related debt obligations.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade receivables and cash and cash equivalents. The Company limits its credit risk with trade receivables by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade receivables. In addition, the Company also limits its exposure by diversifying among customers. The Company places its cash and cash equivalents with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments. However, the Company limits its exposure by diversifying among counterparties considering their credit ratings.

(c) Fair value: The carrying values of cash and cash equivalents, restricted cash, trade receivables, prepaid expenses and other receivables, trade accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments.

FINRA has designated the Notes as corporate bonds that are TRACE eligible under the symbol "PRGN4153414". Since the transfer of listing of the Company’s Class A common shares from NASDAQ to the OTC Markets’ OTCQB Venture Market, no transactions occurred in relation to the Notes. Therefore, the fair value of the Notes is based on the latest Exchange Offer (Note 7) and is considered Level 2 item in accordance with the fair value hierarchy. As of December 31, 2016, the fair value of the Company’s Notes based on the latest Exchange Offer ratio (one Note for ten Class A common shares) of $2.79 per Note was $1,841,464 in the aggregate.

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statements of comprehensive income / (loss) and shareholders’ equity are shown below:

Derivative Instruments – Balance Sheet Location

	December 31, 2015	December 31, 2016
	Fair Value	Fair Value
Balance Sheet Location
Derivatives not designated as hedging instruments
Interest rate swaps Current liabilities – Interest rate swaps	$18,700	$-
Total derivatives	$18,700	$-

Effect of Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2015	2016
Interest rate swaps – Fair value	Loss on derivatives, net	$522,090	$-
Interest rate swaps – Realized Loss	Loss on derivatives, net	(735,097)	-
Net loss on derivatives		$(213,007)	$-

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

Following the sale of vessels and settlement of related debt obligations, all interest rate swap agreements were terminated.

Financial Instruments and Assets that are measured at fair value on a non-recurring basis

Advances for vessels under construction:

During the year ended December 31, 2016, in accordance with the accounting guidance relating to long-lived assets held and used, the Company recognized an impairment loss of $11,615,889 on the advances for vessels under construction relating to the five newbuilding vessels with Hull numbers DY4050, DY4052, YZJ1144, YZJ1145 and YZJ1142.

During the year ended December 31, 2015, in accordance with the accounting guidance relating to long-lived assets held and used, the Company recognized an impairment loss on the advances for vessels under construction relating to the five newbuilding vessels with Hull numbers DY4050, DY4052, YZJ1144, YZJ1145 and YZJ1142.

Details for the impairment charge on the advances for vessels under construction are noted in the table below:

	Significant Other Observable Inputs (Level 2)	Loss
Advances for vessels under construction	$10,845,000	$43,878,294

The fair value is based on the Company’s best estimate of the value of the vessels on a time charter free basis, and is supported by the reported resale prices of an independent shipbroker as of December 31, 2015, which are mainly based on recent sales and purchase transactions of similar vessels.

Vessels, net:

As of December 31, 2015, the Company reviewed the carrying amount in connection with the estimated recoverable amount for the remaining six vessels. Due to the sale of vessels in 2016, the review indicated that such carrying amount was not recoverable and was written down to $73,928,185 and an impairment charge of $52,467,630 was recorded and is included in Impairment loss in the 2015 accompanying consolidated statement of comprehensive loss. The fair value of the vessels was based on the memoranda of agreement, discussed in Note 6, and was considered to be determined through Level 2 inputs of the fair value hierarchy.

Vessels, held for sale:

As of December 31, 2015, the Company reviewed the carrying amount in connection with the estimated recoverable amount for the vessels classified as held for sale. Due to the sale of vessels in 2016, the review indicated that such carrying amount was not recoverable and was written down to $13,740,200 and a loss of $69,125,569 was recorded and is included in Loss related to vessels held for sale in the 2015 accompanying consolidated statement of comprehensive loss. The fair value of the vessels was based on the memoranda of agreement, and was considered to be determined through Level 2 inputs of the fair value hierarchy.

As of December 31, 2015 and 2016, the Company did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis, other than the ones discussed above.